Filed Pursuant to Rule 497(e)
Registration No. 333-174323

BROOKFIELD INVESTMENT FUNDS

Brookfield Global Listed Real Estate Fund
Brookfield Global Listed Infrastructure Fund
Brookfield Real Assets Securities Fund
(each, a "Fund," and together, the "Funds")

Supplement dated December 3, 2020 to the Funds'
Statutory Prospectus dated April 29, 2020, as supplemented and amended to date

Effective immediately, on page 22 of the Prospectus, under the heading "Brookfield Real Assets Securities Fund – Principal Investment Strategies," the first sentence of the penultimate paragraph is hereby deleted and replaced with the following:

"Asset allocation decisions will be made by Larry Antonatos and Gaal Surugeon."

Effective immediately, on page 30 of the Prospectus, the portfolio management disclosure under the heading "Brookfield Real Assets Securities Fund – Management," is hereby deleted and replaced with the following:

"Portfolio Managers: Larry Antonatos, Managing Director and Portfolio Manager, and Gaal Surugeon, CFA, Director and Portfolio Manager, each of Brookfield Public Securities Group LLC, are jointly and primarily responsible for the day-to-day management of the Fund. Messrs. Antonatos and Surugeon draw upon the expertise of colleagues within the Public Securities Group in managing the Fund, and have the authority to adjust the strategic allocation of assets across asset classes. Mr. Antonatos has served as a Portfolio Manager of the Fund since February 2016. Mr. Surugeon has served as a Portfolio Manager of the Fund since November 2020."

Effective immediately, on page 52 of the Prospectus, under the heading "ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENT OBJECTIVES, INVESTMENT STRATEGIES, AND RELATED RISKS–Brookfield Real Assets Securities Fund," the first sentence of the final paragraph is hereby deleted and replaced with the following:

"Asset allocation decisions will be made by Larry Antonatos and Gaal Surugeon."

Effective immediately, on pages 75-76 of the Prospectus, under the heading "Management of the Funds," in the subsection "The Portfolio Managers," the disclosure is hereby deleted and replaced with the following:

"Leonardo Anguiano – Managing Director and Portfolio Manager. Mr. Anguiano has 21 years of industry experience and is a Managing Director on the Public Securities Group's Infrastructure Securities team. In addition to his portfolio manager duties, he is also responsible for covering European securities focusing on the water, transportation and energy infrastructure sectors. His past experience includes both direct and listed infrastructure investing and he has spent the majority of his career in London. Prior to joining the firm in 2015, Leonardo worked for Santander in Madrid where he was in specialty sales covering infrastructure and utilities. Prior to Santander, Leonardo worked at Arcus Infrastructure Partners and Babcock & Brown focusing on direct infrastructure investing. Leonardo started his career at JP Morgan Cazenove on the sell side. He earned a Master of Philosophy degree from Cambridge University and a Bachelor of Science degree from the London School of Economics. He has served as Co-Portfolio Manager of the Infrastructure Fund and the Real Assets Securities Fund since September 2016.

Larry Antonatos – Managing Director and Portfolio Manager. Mr. Antonatos has 29 years of industry experience and is a Portfolio Manager for the Public Securities Group's Real Asset Solutions team. In this role he oversees the portfolio construction process, including execution of asset allocation. Larry joined Brookfield in 2011 as Product Manager for the firm's equity investment strategies. Prior to joining Brookfield, he was a portfolio manager for a U.S. REIT strategy for 10 years. He also has investment experience with direct property, CMBS, and mortgage loans. Larry earned a Master of Business Administration degree from the Wharton

School of the University of Pennsylvania and a Bachelor of Engineering degree from Vanderbilt University. He has served as Co-Portfolio Manager of the Real Assets Securities Fund since February 2016.

Jason S. Baine – Managing Director and Portfolio Manager. Mr. Baine has 24 years of industry experience and is a Portfolio Manager on the Public Securities Group's Real Estate Securities team. In this role, he oversees and contributes to the portfolio construction process, including execution of buy/sell decisions, and has managed all real estate strategies since their inception. Prior to joining the firm in 2001, Jason was the Director of Business Development at Corrigo Incorporated and an analyst/trader at RREEF. Jason earned a Bachelor of Arts degree from Georgetown University. He has served as Co-Portfolio Manager of the Global Real Estate Fund and the Real Assets Securities Fund since their respective inception dates.

Bernhard Krieg, CFA – Managing Director and Portfolio Manager. Mr. Krieg has 22 years of industry experience and is a Portfolio Manager on the Public Securities Group's Real Estate Securities team. In his role he oversees and contributes to the portfolio construction process, including execution of buy/sell decisions. Prior to joining the firm in 2006, Bernhard was a Senior Vice President at Haven Funds and a Vice President at Security Capital. He holds the Chartered Financial Analyst® designation. Bernhard earned a Master of Business Administration degree from Texas A&M University and his undergraduate equivalent in Business Administration and Civil Engineering from the Technical University in Dresden, Germany. Mr. Krieg has served as Co-Portfolio Manager of the Global Real Estate Fund and the Real Assets Securities Fund since their respective inception dates.

Tom Miller, CFA – Director and Portfolio Manager. Mr. Miller has 10 years of industry experience and is a Director on the Public Securities Group's Infrastructure Equities team. In addition to his portfolio manager duties, he is also responsible for covering North American infrastructure securities focusing on MLPs and the Energy Infrastructure sector. Prior to joining the firm in 2013, Mr. Miller worked at FactSet. He holds the Chartered Financial Analyst® designation and earned a Bachelor of Science degree from Indiana University.

Gaal Surugeon, CFA – Director and Portfolio Manager. Mr. Surugeon has 11 years of industry experience and is a Director for Brookfield's Real Asset Solutions team. He is responsible for portfolio construction and asset allocation for the firm's diversified real asset portfolios. Prior to joining the firm in 2019, Gaal was an Executive Director at Oppenheimer Asset Management where he served as manager of the firm's multi-asset portfolios and director of asset allocation and research. Prior to that, he was an Associate Economist at Decision Economics, Inc. Gaal holds the Chartered Financial Analyst® designation and is a member of the CFA Society Chicago. He earned a Bachelor of Arts in Economics from the University of Michigan – Ann Arbor.

Messrs. Baine and Krieg are jointly and primarily responsible for the day-to-day management of the Global Real Estate Fund.

Messrs. Anguiano and Miller are jointly and primarily responsible for the day-to-day management of the Infrastructure Fund.

Messrs. Antonatos and Surugeon are jointly and primarily responsible for the day-to-day management of the Real Assets Securities Fund. Messrs. Antonatos and Surugeon draw upon the expertise of colleagues within the Public Securities Group in managing the Fund, and have the authority to adjust the allocation of assets across asset classes.

The Funds' SAI provides additional information about the portfolio managers' compensation, other accounts they manage, and their ownership of securities in the Funds."

Capitalized terms used herein but not defined shall have the meanings assigned to them in the Prospectus.

Please retain this Supplement for reference

Filed Pursuant to Rule 497(e)
Registration No. 333-174323

BROOKFIELD INVESTMENT FUNDS

Brookfield Global Listed Real Estate Fund
Brookfield Global Listed Infrastructure Fund
Brookfield Real Assets Securities Fund
(each, a "Fund," and together, the "Funds")

Supplement dated December 3, 2020 to the Funds' Statement of
Additional Information dated April 29, 2020, as supplemented and amended to date

Effective immediately, on pages 48-50 of the SAI, under the heading "Portfolio Managers," the disclosure is hereby deleted and replaced with the following:

"The information below provides summary information regarding the individuals identified in the Prospectus as primarily responsible for day-to-day management of the Funds ("Portfolio Managers"). All asset information is as of December 31, 2018 (unless otherwise indicated).

Leonardo Anguiano – Managing Director and Portfolio Manager. Mr. Anguiano has 21 years of industry experience and is a Managing Director on the Public Securities Group's Infrastructure Equities team. In addition to his portfolio manager duties, he is also responsible for covering European securities focusing on the water, transportation and energy infrastructure sectors. His past experience includes both direct and listed infrastructure investing and he has spent the majority of his career in London. Prior to joining the firm in 2015, Leonardo worked for Santander in Madrid where he was in specialty sales covering infrastructure and utilities. Prior to Santander, Leonardo worked at Arcus Infrastructure Partners and Babcock & Brown focusing on direct infrastructure investing. Leonardo started his career at JP Morgan Cazenove on the sell side. He earned a Master of Philosophy degree from Cambridge University and a Bachelor of Science degree from the London School of Economics. He has served as Co-Portfolio Manager of the Infrastructure Fund and the Real Assets Securities Fund since September 2016.

Larry Antonatos – Managing Director and Portfolio Manager. Mr. Antonatos has 29 years of industry experience and is a Portfolio Manager for the Public Securities Group's Real Asset Solutions team. In this role he oversees the portfolio construction process, including execution of asset allocation. Larry joined Brookfield in 2011 as Product Manager for the firm's equity investment strategies. Prior to joining Brookfield, he was a portfolio manager for a U.S. REIT strategy for 10 years. He also has investment experience with direct property, CMBS, and mortgage loans. Larry earned a Master of Business Administration degree from the Wharton School of the University of Pennsylvania and a Bachelor of Engineering degree from Vanderbilt University. He has served as Co-Portfolio Manager of the Real Assets Securities Fund since February 2016.

Jason S. Baine – Managing Director and Portfolio Manager. Mr. Baine has 24 years of industry experience and is a Portfolio Manager on the Public Securities Group's Real Estate Equities team. In this role he oversees and contributes to the portfolio construction process, including execution of buy/sell decisions, and has managed all real estate strategies since their inception. Prior to joining the firm in 2001, Jason was the Director of Business Development at Corrigo Incorporated and an analyst/trader at RREEF. Jason earned a Bachelor of Arts degree from Georgetown University. He has served as Co-Portfolio Manager of the Global Real Estate Fund and the Real Assets Securities Fund since their respective inception dates.

Bernhard Krieg, CFA – Managing Director and Portfolio Manager. Mr. Krieg has 22 years of industry experience and is a Portfolio Manager on the Public Securities Group's Real Estate Securities team. In this role he oversees and contributes to the portfolio construction process, including execution of buy/sell decisions. Prior to joining the firm in 2006, Bernhard was a Senior Vice President at Haven Funds and a Vice President at Security Capital. He holds the Chartered Financial Analyst® designation. Bernhard earned a Master of Business Administration degree from Texas A&M University and his undergraduate equivalent in Business Administration and Civil Engineering from the Technical University in Dresden, Germany. Mr. Krieg has served as Co-Portfolio Manager of the Global Real Estate Fund and the Real Assets Securities Fund since their respective inception dates.

Tom Miller, CFA – Director and Portfolio Manager. Mr. Miller has 10 years of industry experience and is a Director on the Public Securities Group's Infrastructure Equities team. In addition to his portfolio manager duties, he is also responsible for covering North American infrastructure securities focusing on MLPs and the Energy Infrastructure sector. Prior to joining the firm in 2013, Mr. Miller worked at FactSet. He holds the Chartered Financial Analyst® designation and earned a Bachelor of Science degree from Indiana University.

Gaal Surugeon, CFA – Director and Portfolio Manager. Mr. Surugeon has 11 years of industry experience and is a Director for Brookfield's Real Asset Solutions team. He is responsible for portfolio construction and asset allocation for the firm's diversified real asset portfolios. Prior to joining the firm in 2019, Gaal was an Executive Director at Oppenheimer Asset Management where he served as manager of the firm's multi-asset portfolios and director of asset allocation and research. Prior to that, he was an Associate Economist at Decision Economics, Inc. Gaal holds the Chartered Financial Analyst® designation and is a member of the CFA Society Chicago. He earned a Bachelor of Arts in Economics from the University of Michigan – Ann Arbor.

Messrs. Baine and Krieg are jointly and primarily responsible for the day-to-day investment decisions for the Global Real Estate Fund.

Messrs. Anguiano and Miller are jointly and primarily responsible for the day-to-day investment decisions for the Infrastructure Fund.

Messrs. Antonatos and Surugeon are jointly and primarily responsible for the day-to-day management of the Real Assets Securities Fund. Messrs. Antonatos and Surugeon draw upon the expertise of colleagues within the Public Securities Group in managing the Fund, and have the authority to adjust the allocation of assets across asset classes.

The table below shows the number of other accounts managed by each Portfolio Manager and the total assets in each of the following categories, as of December 31, 2018 (unless otherwise indicated): registered investment companies, other pooled investment vehicles and other accounts. For each category, the table also shows the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on account performance."

....

The following table provides information relating to other accounts managed by Mr. Anguiano:

	Registered Investment Companies	Other Pooled Investment Companies	Other Accounts
Number of Accounts Managed	2	7	20
Number of Accounts Managed with Performance-Based Fees	0	3	1
Assets Managed (assets in millions)	$408	$731	$2,117
Assets Managed with Performance-Based Fees (assets in millions)	0	$123	502

The following table provides information relating to other accounts managed by Mr. Antonatos:

	Registered Investment Companies	Other Pooled Investment Companies	Other Accounts
Number of Accounts Managed	1	3	3
Number of Accounts Managed with Performance-Based Fees	0	1	0
Assets Managed (assets in millions)	$995	$208	496
Assets Managed with Performance-Based Fees (assets in millions)	0	$13	0

The following table provides information relating to other accounts managed by Mr. Baine:

	Registered Investment Companies	Other Pooled Investment Companies	Other Accounts
Number of Accounts Managed	1	6	43
Number of Accounts Managed with Performance-Based Fees	0	1	3
Assets Managed (assets in millions)	$70	$544	$3,698
Assets Managed with Performance-Based Fees (assets in millions)	0	$2	$227

The following table provides information relating to other accounts managed by Mr. Krieg:

	Registered Investment Companies	Other Pooled Investment Companies	Other Accounts
Number of Accounts Managed	1	6	43
Number of Accounts Managed with Performance-Based Fees	0	1	3
Assets Managed (assets in millions)	$70	$544	$3,698
Assets Managed with Performance-Based Fees (assets in millions)	0	$2	$227

The following table provides information relating to other accounts managed by Mr. Miller*:

	Registered Investment Companies	Other Pooled Investment Companies	Other Accounts
Number of Accounts Managed	2	8	22
Number of Accounts Managed with Performance-Based Fees	0	4	0
Assets Managed (assets in millions)	$340	$3,942	1,833
Assets Managed with Performance-Based Fees (assets in millions)	0	$154	0

*  Other account information for Mr. Miller is as of January 31, 2019.

The following table provides information relating to other accounts managed by Mr. Surugeon**:

	Registered Investment Companies	Other Pooled Investment Companies	Other Accounts
Number of Accounts Managed	2	5	4
Number of Accounts Managed with Performance-Based Fees	0	1	0
Assets Managed (assets in millions)‡	$1,205	$633	657
Assets Managed with Performance-Based Fees (assets in millions)	0	$201	0

**  Other account information for Mr. Surugeon is as of October 31, 2020.

‡  Figures are based on assets under management as of October 31, 2020.

Capitalized terms used herein but not defined shall have the meanings assigned to them in the SAI.

Please retain this Supplement for reference.